Earnings per Ordinary Share Headline Earnings (loss) (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of earnings per share [Abstract]
Earnings per share [text block]

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	33	(176)	(191)
Net impairment (reversal) and derecognition of assets	92	116	298
Net (profit) loss on disposal of assets	22	(1)	(8)
Taxation	(48)	(28)	(72)
Headline earnings (loss)	99	(89)	27

Headline earnings (loss) per ordinary share (cents)(1)	24	(22)	6
Diluted headline earnings (loss) per ordinary share (cents) (2)	24	(22)	6

(1) Calculated on the basic weighted average number of ordinary shares.
(2) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Ordinary shares	410,750,435	408,763,048	409,265,471
Fully vested options	4,720,517	3,960,156	6,174,606
Weighted average number of shares	415,470,952	412,723,204	415,440,077
Dilutive potential of share options	—	—	—
Dilutive number of ordinary shares	415,470,952	412,723,204	415,440,077